CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0
Ramp up of manufacturing costs	605,000	0	1,026,000	0
Gross loss	605,000	0	1,026,000	0
Operating expenses:
Research and development	1,333,000	1,416,000	2,440,000	2,091,000	4,912,457	1,501,265	6,491,617
Marketing and pre-production costs	373,000	664,000	659,000	1,161,000	2,354,403	295,987	2,650,390
General and administrative	1,292,000	1,516,000	2,146,000	3,420,000	6,295,538	2,177,156	8,629,512
Total operating expenses	2,998,000	3,596,000	5,245,000	6,672,000
Operating loss	3,603,000	3,596,000	6,271,000	6,672,000	13,562,398	3,974,408	17,771,519
Financial expenses (income), net:
Revaluation of warrants to investors and service provider	(396,000)	1,664,000	(538,000)	3,800,000	293,542	1,606,378	1,884,053
Other financial expenses, net	47,000	26,000	505,000	41,000	75,838	105,787	348,128
Total financial expenses (income), net	(349,000)	1,690,000	(33,000)	3,841,000	369,380	1,712,165	2,232,181
Net loss	3,254,000	5,286,000	6,238,000	10,513,000	13,931,778	5,686,573	20,003,700
Total comprehensive loss					$ 13,931,778	$ 5,686,573	$ 20,003,700
Net loss per share:
Basic loss per share	$ (0.70)	$ (1.45)	$ (1.40)	$ (3.15)
Weighted average number of common stock used in computing basic net loss per share	4,597,105	3,665,478	4,430,535	3,318,085
Diluted loss per share	$ (0.75)	$ (1.45)	$ (1.45)	$ (3.15)
Weighted average number of common stock used in computing diluted net loss per share	4,640,416	3,665,478	4,452,191	3,318,085
Basic and diluted loss per share					$ 3.80	$ 2.30
Weighted average number of common stock used in computing basic and diluted net loss per share					3,662,615	2,475,000